Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Stock-based compensation
Summary of the status of the Share Performance Plans

A summary of the status of the Share Performance Plans as of 31 December 2022 and 2021 and the changes during the year then ended is presented as follows:

	31 December
	2022	2022	2021	2021	2020	2020
	Share	Weighted	Share	Weighted	Share	Weighted
	Performance	Average	Performance	Average	Performance	Average
	Awards	Exercise	Awards	Exercise	Awards	Exercise
	(SPAs)	price	(SPAs)	price	(SPAs)	price
		€ per share		€ per share		€ per share
Outstanding at beginning of the year	1,325,450	1.00	1,570,113	1.00	2,149,562	1.00
SPAs granted	468,706	1.00	608,710	1.00	325,612	1.00
SPAs exercised	(209,043)	1.00	(701,278)	1.00	(865,687)	1.00
SPAs forfeited	(80,475)	1.00	(152,095)	1.00	(39,374)	1.00
Outstanding at end of the year	1,504,638	1.00	1,325,450	1.00	1,570,113	1.00
Thereof exercisable	—	1.00	—	1.00	432,450	1.00

Summary of inputs into the Monte-Carlo-Simulation model

	27 October	27 May	28 January
	2022	2022	2022
Risk-free interest rate in %	2.03	0.57	(0.46)
Volatility of Evotec share in %	51.00	45.00	37.00
Volatility of TecDAX index in %	—	—	17.00
Fluctuation in %	5.00	0.0 – 5.0	0.0 – 5.0
Exercise price in Euro	1.00	1.00	1.00
Share price at grant date in Euro	19.47	25.26	34.90
Market value of TecDAX index at grant date in Euro	—	—	3,411.87
Fair value according to IFRS 2 at grant date per SPA of the Management Board in Euro	—	22.87	31.30
Fair value according to IFRS 2 at grant date per SPA of executives in Euro	18.57	24.29	33.66

	22 October	28 May	1 February
	2021	2021	2021
Risk-free interest rate in %	(0.43)	(0.57)	(0.78)
Volatility of Evotec share in %	35.00	40.00	42.00
Volatility of TecDAX index in %	—	—	29.00
Fluctuation in %	5.00	0.0 – 5.0	0.0 – 5.0
Exercise price in Euro	1.00	1.00	1.00
Share price at grant date in Euro	44.98	35.49	32.25
Market value of TecDAX index at grant date in Euro	—	—	3,375.67
Fair value according to IFRS 2 at grant date per SPA of the Management Board in Euro	—	33.50	31.34
Fair value according to IFRS 2 at grant date per SPA of executives in Euro	43.96	34.47	36.65

	29 October	15 January
	2020	2020
Risk-free interest rate in %	(0.85)	(0.55)
Volatility of Evotec share in %	40.0	37.0
Volatility of TecDAX index in %	—	18.0
Fluctuation in %	5.00	0.0 – 5.0
Exercise price in Euro	1.00	1.00
Share price at grant date in Euro	22.92	23.39
Market value of TecDAX index at grant date in Euro	—	3,099.05
Fair value according to IFRS 2 at grant date per SPA of the Management Board in Euro	—	22.69
Fair value according to IFRS 2 at grant date per SPA of executives in Euro	21.89	25.28

Summary of the status of the stock option plans

In the beginning of 2020, there remained a few stock options from the past. A summary of the status of the stock option plans as of 31 December 2020 and the changes during the year then ended is presented as follows:

2020
Weighted
	2020	average
	Options	exercise price
€ per share
Outstanding at beginning of the year	32,594	2.79
Options exercised	(32,594)	2.79
Options expired	—	—
Options forfeited	—	—
Outstanding at end of the year	—	—
Thereof exercisable	—	—